DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 17, 2020 USD ($) $ / shares shares	Jul. 20, 2020 item	Oct. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition For Future Business Combination Number Of Businesses Minimum | item		1
Proceeds from sale of Private Placement Warrants						$ 10,280,000
Transaction Costs	$ 15,688,848								$ 15,688,848
Underwriting fees	5,520,000								5,520,000
Deferred Underwriting Fee Payable.	9,660,000			$ 0		9,660,000	$ 0		9,660,000
Other offering costs	$ 508,848								508,848
Cash Held Outside The Trust Account				219,337			$ 219,337		$ 406,126
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account							80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination							50.00%		50.00%
Minimum net tangible assets upon consummation of the Business Combination				5,000,001			$ 5,000,001		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent							20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%		100.00%
Threshold business days for redemption of public shares							10 days		10 days
Maximum net interest to pay dissolution expenses							$ 100,000		$ 100,000
Cash operating bank account				219,337			219,337		406,126
Working capital				1,680,280			1,680,280		234,460
Aggregate purchase price						25,000			25,000
Proceeds from promissory note - related party working capital loan						$ 38,087	347,961	$ 0
Loans from sponsor				$ 25,000	$ 25,000				25,000
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 2,717
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from promissory note - related party working capital loan							$ 300,000		$ 300,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	27,600,000								27,600,000
Purchase price, per unit | $ / shares	$ 10.10
Proceeds from issuance initial public offering	$ 276,000,000
Payments For Investment On Cash In Trust Account	$ 278,760,000
Investments maximum maturity term	185 days
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 1.00								$ 1.00
Proceeds from issuance initial public offering	$ 10,280,000
Number of warrants issued | shares	10,280,000
Exercise price of warrants | $ / shares	$ 1.00								$ 11.50
Proceeds from sale of Private Placement Warrants	$ 10,280,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,600,000								3,600,000
Purchase price, per unit | $ / shares	$ 10.00								$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 1.00
Sponsor
Subsidiary, Sale of Stock [Line Items]
Loans from sponsor									$ 300,000